Goodwill and other intangible assets (Details 3) (KRW) In Millions, unless otherwise specified	Dec. 31, 2014
Goodwill and other intangible assets
2015	3,982
2016	3,982
2017	683
2018	16
2019 and thereafter	100
Net Carrying Amount	8,763